Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - Pension benefits and SIPs - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,548,848	¥ 1,546,173
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"	0.96%	0.94%
Domestic, Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 919,041	¥ 1,207,657
Domestic, Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	627,133	335,949
Domestic, Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,674	2,567
Domestic, Japan | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	44,412	51,627
Domestic, Japan | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	44,412	51,627
Domestic, Japan | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,805	571
Domestic, Japan | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,805	571
Domestic, Japan | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	86,298	119,971
Domestic, Japan | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,179	3,691
Domestic, Japan | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	80,445	113,713
Domestic, Japan | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,674	2,567
Domestic, Japan | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	793,921	1,055,319
Domestic, Japan | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	793,921	1,055,319
Domestic, Japan | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	66,050	76,024
Domestic, Japan | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	66,011	75,941
Domestic, Japan | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	39	83
Domestic, Japan | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	190,059	194,758
Domestic, Japan | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	190,059	194,758
Domestic, Japan | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	366,303	47,903
Domestic, Japan | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9,713	20,508
Domestic, Japan | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	356,590	27,395
Domestic, Japan | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	150,530	117,864
Foreign offices and subsidiaries | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17,894	19,629
Foreign offices and subsidiaries | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	132,367	97,902
Foreign offices and subsidiaries | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	269	333
Foreign offices and subsidiaries | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16,708	17,397
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	13,405	14,948
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,303	2,449
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	63,587	47,657
Foreign offices and subsidiaries | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16	0
Foreign offices and subsidiaries | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	63,571	47,657
Foreign offices and subsidiaries | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	67,470	50,661
Foreign offices and subsidiaries | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,952	4,529
Foreign offices and subsidiaries | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	63,518	46,132
Foreign offices and subsidiaries | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,765	2,149
Foreign offices and subsidiaries | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	521	152
Foreign offices and subsidiaries | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,975	1,664
Foreign offices and subsidiaries | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 269	¥ 333